Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wasatch Funds Trust
Entity Central Index Key	0000806633
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000002495
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Investor Class
Trading Symbol	WGROX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$57	1.20%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%
AssetsNet	$ 2,983,053,687
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 17,821,691
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,983,053,687
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$17,821,691

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.8%
Building Products	7.0%
Semiconductor Materials & Equipment	6.2%
Managed Health Care	5.2%
Application Software	5.2%
Life Sciences Tools & Services	4.6%
Construction & Engineering	4.1%
Broadline Retail	3.7%
Specialty Chemicals	3.2%
Electronic Manufacturing Services	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.2%
Everus Construction Group, Inc.	4.1%
Camtek Ltd.	3.3%
Balchem Corp.	3.2%
Fabrinet	3.2%
Standex International Corp.	3.2%
Kadant, Inc.	3.0%
Nova Ltd.	2.9%
Federal Signal Corp.	2.9%
SiteOne Landscape Supply, Inc.	2.8%

C000110016
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Institutional Class
Trading Symbol	WIGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$51	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
AssetsNet	$ 2,983,053,687
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 17,821,691
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,983,053,687
# of Portfolio Holdings	49
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$17,821,691

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.8%
Building Products	7.0%
Semiconductor Materials & Equipment	6.2%
Managed Health Care	5.2%
Application Software	5.2%
Life Sciences Tools & Services	4.6%
Construction & Engineering	4.1%
Broadline Retail	3.7%
Specialty Chemicals	3.2%
Electronic Manufacturing Services	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.2%
Everus Construction Group, Inc.	4.1%
Camtek Ltd.	3.3%
Balchem Corp.	3.2%
Fabrinet	3.2%
Standex International Corp.	3.2%
Kadant, Inc.	3.0%
Nova Ltd.	2.9%
Federal Signal Corp.	2.9%
SiteOne Landscape Supply, Inc.	2.8%

C000097757
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Investor Class
Trading Symbol	WAINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$75	1.65%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.65%
AssetsNet	$ 196,742,045
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,264,832
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$196,742,045
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,264,832

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Consumer Finance	20.0%
Health Care Facilities	11.4%
Asset Management & Custody Banks	8.2%
Life Sciences Tools & Services	7.8%
Regional Banks	7.2%
Diversified Banks	5.9%
Building Products	5.5%
Pharmaceuticals	5.2%
Computer & Electronics Retail	4.7%
Industrial Machinery & Supplies & Components	4.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	110.0%
Other Assets and Liabilities, Net	(10.0%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Max Healthcare Institute Ltd.	11.4%
Five-Star Business Finance Ltd.	8.9%
Divi's Laboratories Ltd.	7.8%
AU Small Finance Bank Ltd.	7.2%
Bajaj Finance Ltd.	7.0%
Kfin Technologies Ltd.	5.6%
Aditya Vision Ltd.	4.7%
Elgi Equipments Ltd.	4.6%
Cartrade Tech Ltd.	4.3%
Medi Assist Healthcare Services Ltd.	4.2%

C000166041
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Institutional Class
Trading Symbol	WIINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$68	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.50%
AssetsNet	$ 196,742,045
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,264,832
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$196,742,045
# of Portfolio Holdings	26
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,264,832

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Consumer Finance	20.0%
Health Care Facilities	11.4%
Asset Management & Custody Banks	8.2%
Life Sciences Tools & Services	7.8%
Regional Banks	7.2%
Diversified Banks	5.9%
Building Products	5.5%
Pharmaceuticals	5.2%
Computer & Electronics Retail	4.7%
Industrial Machinery & Supplies & Components	4.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	110.0%
Other Assets and Liabilities, Net	(10.0%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Max Healthcare Institute Ltd.	11.4%
Five-Star Business Finance Ltd.	8.9%
Divi's Laboratories Ltd.	7.8%
AU Small Finance Bank Ltd.	7.2%
Bajaj Finance Ltd.	7.0%
Kfin Technologies Ltd.	5.6%
Aditya Vision Ltd.	4.7%
Elgi Equipments Ltd.	4.6%
Cartrade Tech Ltd.	4.3%
Medi Assist Healthcare Services Ltd.	4.2%

C000119725
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Investor Class
Trading Symbol	WAESX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$75	1.53%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%
AssetsNet	$ 163,888,692
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,170,720
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$163,888,692
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,170,720

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Broadline Retail	10.6%
Consumer Finance	10.0%
Semiconductors	9.2%
Electrical Components & Equipment	8.6%
Electronic Equipment & Instruments	7.4%
Diversified Banks	6.3%
Airport Services	6.2%
Life Sciences Tools & Services	5.1%
Semiconductor Materials & Equipment	4.5%
Health Care Facilities	4.5%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.2%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
MercadoLibre, Inc.	6.8%
WEG SA	6.6%
Bajaj Finance Ltd.	6.2%
Chroma ATE, Inc.	5.7%
Divi's Laboratories Ltd.	5.1%
ASPEED Technology, Inc.	4.9%
Max Healthcare Institute Ltd.	4.5%
Asia Vital Components Co. Ltd.	4.2%
NU Holdings Ltd., Class A	4.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.0%

C000119726
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Institutional Class
Trading Symbol	WIESX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$61	1.25%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 163,888,692
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,170,720
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$163,888,692
# of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,170,720

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Broadline Retail	10.6%
Consumer Finance	10.0%
Semiconductors	9.2%
Electrical Components & Equipment	8.6%
Electronic Equipment & Instruments	7.4%
Diversified Banks	6.3%
Airport Services	6.2%
Life Sciences Tools & Services	5.1%
Semiconductor Materials & Equipment	4.5%
Health Care Facilities	4.5%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.2%
Other Assets and Liabilities, Net	(2.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
MercadoLibre, Inc.	6.8%
WEG SA	6.6%
Bajaj Finance Ltd.	6.2%
Chroma ATE, Inc.	5.7%
Divi's Laboratories Ltd.	5.1%
ASPEED Technology, Inc.	4.9%
Max Healthcare Institute Ltd.	4.5%
Asia Vital Components Co. Ltd.	4.2%
NU Holdings Ltd., Class A	4.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.0%

C000051938
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	WAEMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$105	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.02%
AssetsNet	$ 95,135,608
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,082,402
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$95,135,608
# of Portfolio Holdings	51
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,082,402

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Electrical Components & Equipment	10.4%
Diversified Banks	9.8%
Electronic Equipment & Instruments	8.3%
Semiconductors	7.6%
Semiconductor Materials & Equipment	4.9%
Technology Hardware, Storage & Peripherals	4.3%
Communications Equipment	3.9%
Regional Banks	3.7%
Pharmaceuticals	3.3%
Life & Health Insurance	3.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Chroma ATE, Inc.	6.1%
ASPEED Technology, Inc.	4.8%
Accton Technology Corp.	3.9%
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3.7%
AU Small Finance Bank Ltd.	3.7%
Discovery Ltd.	3.3%
United Integrated Services Co. Ltd.	3.2%
Electrical Industries Co.	3.0%
Inter & Co., Inc., Class A	2.9%
Benefit Systems SA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%.

Material Fund Change Expenses [Text Block]	Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000166039
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WIEMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$97	1.86%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%
AssetsNet	$ 95,135,608
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,082,402
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$95,135,608
# of Portfolio Holdings	51
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,082,402

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Electrical Components & Equipment	10.4%
Diversified Banks	9.8%
Electronic Equipment & Instruments	8.3%
Semiconductors	7.6%
Semiconductor Materials & Equipment	4.9%
Technology Hardware, Storage & Peripherals	4.3%
Communications Equipment	3.9%
Regional Banks	3.7%
Pharmaceuticals	3.3%
Life & Health Insurance	3.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Chroma ATE, Inc.	6.1%
ASPEED Technology, Inc.	4.8%
Accton Technology Corp.	3.9%
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	3.7%
AU Small Finance Bank Ltd.	3.7%
Discovery Ltd.	3.3%
United Integrated Services Co. Ltd.	3.2%
Electrical Industries Co.	3.0%
Inter & Co., Inc., Class A	2.9%
Benefit Systems SA	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50% and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.80% to 1.75% through at least January 31, 2027.

Material Fund Change Expenses [Text Block]

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50% and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.80% to 1.75% through at least January 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000110019
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Investor Class
Trading Symbol	WAFMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$101	2.11%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.11%
AssetsNet	$ 25,230,966
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 177,368
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$25,230,966
# of Portfolio Holdings	34
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$177,368

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	27.4%
Consumer Finance	9.0%
Broadline Retail	6.6%
Electrical Components & Equipment	6.5%
Semiconductor Materials & Equipment	6.3%
Marine Ports & Services	6.2%
Computer & Electronics Retail	5.4%
Asset Management & Custody Banks	5.2%
Life & Health Insurance	3.8%
Aerospace & Defense	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
International Container Terminal Services, Inc.	6.2%
NU Holdings Ltd., Class A	5.8%
FPT Digital Retail JSC	5.4%
Banca Transilvania SA	5.3%
Georgia Capital PLC	5.2%
Military Commercial Joint Stock Bank	5.0%
MercadoLibre, Inc.	4.8%
Electrical Industries Co.	4.7%
Bajaj Finance Ltd.	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.15% to 1.95% through at least January 31, 2027.

Material Fund Change Expenses [Text Block]

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.15% to 1.95% through at least January 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000166042
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Institutional Class
Trading Symbol	WIFMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$92	1.91%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.91%
AssetsNet	$ 25,230,966
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 177,368
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$25,230,966
# of Portfolio Holdings	34
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$177,368

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	27.4%
Consumer Finance	9.0%
Broadline Retail	6.6%
Electrical Components & Equipment	6.5%
Semiconductor Materials & Equipment	6.3%
Marine Ports & Services	6.2%
Computer & Electronics Retail	5.4%
Asset Management & Custody Banks	5.2%
Life & Health Insurance	3.8%
Aerospace & Defense	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	102.0%
Other Assets and Liabilities, Net	(2.0%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
International Container Terminal Services, Inc.	6.2%
NU Holdings Ltd., Class A	5.8%
FPT Digital Retail JSC	5.4%
Banca Transilvania SA	5.3%
Georgia Capital PLC	5.2%
Military Commercial Joint Stock Bank	5.0%
MercadoLibre, Inc.	4.8%
Electrical Industries Co.	4.7%
Bajaj Finance Ltd.	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Material Fund Change Expenses [Text Block]

Effective January 31, 2026, the Fund reduced its annual management fee from 1.65% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000065330
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAGOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$74	1.54%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.54%
AssetsNet	$ 135,943,715
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 968,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,943,715
# of Portfolio Holdings	67
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$968,958

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	7.0%
Industrial Machinery & Supplies & Components	6.6%
Semiconductors	6.5%
Regional Banks	5.5%
Application Software	5.1%
Health Care Facilities	5.1%
Building Products	4.7%
Semiconductor Materials & Equipment	4.3%
Life Sciences Tools & Services	3.9%
Managed Health Care	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	3.9%
ASPEED Technology, Inc.	3.9%
AU Small Finance Bank Ltd.	3.5%
Ensign Group, Inc.	2.9%
MonotaRO Co. Ltd.	2.8%
Diploma PLC	2.6%
RBC Bearings, Inc.	2.5%
Nova Ltd.	2.4%
Balchem Corp.	2.3%
Standex International Corp.	2.2%

C000166040
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIGOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$66	1.37%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.37%
AssetsNet	$ 135,943,715
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 968,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$135,943,715
# of Portfolio Holdings	67
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$968,958

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	7.0%
Industrial Machinery & Supplies & Components	6.6%
Semiconductors	6.5%
Regional Banks	5.5%
Application Software	5.1%
Health Care Facilities	5.1%
Building Products	4.7%
Semiconductor Materials & Equipment	4.3%
Life Sciences Tools & Services	3.9%
Managed Health Care	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	3.9%
ASPEED Technology, Inc.	3.9%
AU Small Finance Bank Ltd.	3.5%
Ensign Group, Inc.	2.9%
MonotaRO Co. Ltd.	2.8%
Diploma PLC	2.6%
RBC Bearings, Inc.	2.5%
Nova Ltd.	2.4%
Balchem Corp.	2.3%
Standex International Corp.	2.2%

C000214013
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Investor Class
Trading Symbol	WAGSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$64	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.36%
AssetsNet	$ 11,457,644
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$11,457,644
# of Portfolio Holdings	32
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductors	9.4%
Application Software	7.3%
Research & Consulting Services	6.7%
Industrial Machinery & Supplies & Components	6.0%
Aerospace & Defense	5.9%
Broadline Retail	5.9%
Trading Companies & Distributors	5.0%
Electronic Equipment & Instruments	4.9%
Electrical Components & Equipment	4.3%
Managed Health Care	4.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
RBC Bearings, Inc.	6.0%
ASPEED Technology, Inc.	5.0%
Halma PLC	4.9%
UL Solutions, Inc., Class A	4.6%
Monolithic Power Systems, Inc.	4.4%
WEG SA	4.3%
HealthEquity, Inc.	4.3%
ASM International NV	4.1%
Dollarama, Inc.	4.0%
Definity Financial Corp.	3.9%

C000214012
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Institutional Class
Trading Symbol	WGGSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$45	0.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.96%
AssetsNet	$ 11,457,644
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$11,457,644
# of Portfolio Holdings	32
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductors	9.4%
Application Software	7.3%
Research & Consulting Services	6.7%
Industrial Machinery & Supplies & Components	6.0%
Aerospace & Defense	5.9%
Broadline Retail	5.9%
Trading Companies & Distributors	5.0%
Electronic Equipment & Instruments	4.9%
Electrical Components & Equipment	4.3%
Managed Health Care	4.3%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
RBC Bearings, Inc.	6.0%
ASPEED Technology, Inc.	5.0%
Halma PLC	4.9%
UL Solutions, Inc., Class A	4.6%
Monolithic Power Systems, Inc.	4.4%
WEG SA	4.3%
HealthEquity, Inc.	4.3%
ASM International NV	4.1%
Dollarama, Inc.	4.0%
Definity Financial Corp.	3.9%

C000262953
Shareholder Report [Line Items]
Fund Name	Wasatch Global Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WACVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$74	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 6,791,811
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,791,811
# of Portfolio Holdings	70
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.9%
Trading Companies & Distributors	8.1%
IT Consulting & Other Services	5.8%
Construction & Engineering	5.7%
Research & Consulting Services	5.2%
Semiconductors	4.8%
Communications Equipment	4.1%
Regional Banks	3.7%
Asset Management & Custody Banks	3.6%
Health Care Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	4.1%
Tasmea Ltd.	3.1%
Elmos Semiconductor SE	2.5%
Riverstone Holdings Ltd.	2.4%
FRP Advisory Group PLC	2.2%
Saia, Inc.	2.1%
ULS Group, Inc.	2.1%
Axogen, Inc.	2.1%
Hill & Smith PLC	2.1%
BayCurrent, Inc.	2.0%

C000262952
Shareholder Report [Line Items]
Fund Name	Wasatch Global Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGCVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$54	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 6,791,811
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,791,811
# of Portfolio Holdings	70
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.9%
Trading Companies & Distributors	8.1%
IT Consulting & Other Services	5.8%
Construction & Engineering	5.7%
Research & Consulting Services	5.2%
Semiconductors	4.8%
Communications Equipment	4.1%
Regional Banks	3.7%
Asset Management & Custody Banks	3.6%
Health Care Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	4.1%
Tasmea Ltd.	3.1%
Elmos Semiconductor SE	2.5%
Riverstone Holdings Ltd.	2.4%
FRP Advisory Group PLC	2.2%
Saia, Inc.	2.1%
ULS Group, Inc.	2.1%
Axogen, Inc.	2.1%
Hill & Smith PLC	2.1%
BayCurrent, Inc.	2.0%

C000070970
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Investor Class
Trading Symbol	FMIEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$58	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 161,261,418
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 637,183
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,261,418
# of Portfolio Holdings	39
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$637,183

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	16.1%
Pharmaceuticals	10.5%
Integrated Oil & Gas	10.4%
Integrated Telecommunication Services	6.7%
Electric Utilities	6.5%
Tobacco	3.3%
Rail Transportation	2.7%
Multi-Line Insurance	2.7%
Food Retail	2.6%
Retail REITs	2.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	4.4%
Johnson & Johnson	4.4%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.6%
Novartis AG	3.4%
Exelon Corp.	3.3%
KT&G Corp.	3.3%
Duke Energy Corp.	3.2%
Chevron Corp.	3.1%
United Overseas Bank Ltd.	2.9%

C000110018
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Institutional Class
Trading Symbol	WILCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	0.95%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 161,261,418
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 637,183
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$161,261,418
# of Portfolio Holdings	39
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$637,183

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	16.1%
Pharmaceuticals	10.5%
Integrated Oil & Gas	10.4%
Integrated Telecommunication Services	6.7%
Electric Utilities	6.5%
Tobacco	3.3%
Rail Transportation	2.7%
Multi-Line Insurance	2.7%
Food Retail	2.6%
Retail REITs	2.6%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	4.4%
Johnson & Johnson	4.4%
Citigroup, Inc.	3.9%
JPMorgan Chase & Co.	3.6%
Novartis AG	3.4%
Exelon Corp.	3.3%
KT&G Corp.	3.3%
Duke Energy Corp.	3.2%
Chevron Corp.	3.1%
United Overseas Bank Ltd.	2.9%

C000002501
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Investor Class
Trading Symbol	WAIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$71	1.51%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.51%
AssetsNet	$ 149,920,688
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,102,238
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$149,920,688
# of Portfolio Holdings	63
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,102,238

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	10.9%
Electronic Equipment & Instruments	5.9%
Investment Banking & Brokerage	5.5%
Electrical Components & Equipment	4.3%
Semiconductor Materials & Equipment	4.1%
Property & Casualty Insurance	3.6%
Industrial Machinery & Supplies & Components	3.4%
Aerospace & Defense	3.3%
Regional Banks	3.2%
Casinos & Gaming	3.1%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.3%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
OEM International AB, Class B	4.0%
Definity Financial Corp.	3.1%
Lottomatica Group SpA	3.1%
Carel Industries SpA	3.0%
MonotaRO Co. Ltd.	3.0%
Diploma PLC	2.9%
Halma PLC	2.8%
AJ Bell PLC	2.7%
Inter & Co., Inc., Class A	2.6%
Kardex Holding AG	2.4%

C000166036
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Institutional Class
Trading Symbol	WIIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$64	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.36%
AssetsNet	$ 149,920,688
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,102,238
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$149,920,688
# of Portfolio Holdings	63
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,102,238

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	10.9%
Electronic Equipment & Instruments	5.9%
Investment Banking & Brokerage	5.5%
Electrical Components & Equipment	4.3%
Semiconductor Materials & Equipment	4.1%
Property & Casualty Insurance	3.6%
Industrial Machinery & Supplies & Components	3.4%
Aerospace & Defense	3.3%
Regional Banks	3.2%
Casinos & Gaming	3.1%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.3%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
OEM International AB, Class B	4.0%
Definity Financial Corp.	3.1%
Lottomatica Group SpA	3.1%
Carel Industries SpA	3.0%
MonotaRO Co. Ltd.	3.0%
Diploma PLC	2.9%
Halma PLC	2.8%
AJ Bell PLC	2.7%
Inter & Co., Inc., Class A	2.6%
Kardex Holding AG	2.4%

C000002502
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAIOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$107	2.29%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.29%
AssetsNet	$ 26,266,282
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 255,913
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,266,282
# of Portfolio Holdings	51
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$255,913

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Support Services	7.5%
Electronic Equipment & Instruments	6.8%
Investment Banking & Brokerage	6.0%
Asset Management & Custody Banks	5.1%
Health Care Services	4.8%
Semiconductors	4.4%
Real Estate Services	3.7%
Construction & Engineering	3.6%
Application Software	3.5%
Research & Consulting Services	3.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	97.9%
Other Assets and Liabilities, Net	2.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Elmos Semiconductor SE	4.4%
AZOOM Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Plover Bay Technologies Ltd.	3.4%
Sarantis SA	3.3%
Supply Network Ltd.	3.2%
Vijaya Diagnostic Centre Ltd.	3.1%
Nayax Ltd.	3.1%
ASTA Energy Solutions AG	3.1%
KRN Heat Exchanger & Refrigeration Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.25% to 1.95% through at least January 31, 2027.

Material Fund Change Expenses [Text Block]

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Investor Class Shares from 2.25% to 1.95% through at least January 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000166037
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIIOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$95	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	2.02%
AssetsNet	$ 26,266,282
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 255,913
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,266,282
# of Portfolio Holdings	51
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$255,913

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Support Services	7.5%
Electronic Equipment & Instruments	6.8%
Investment Banking & Brokerage	6.0%
Asset Management & Custody Banks	5.1%
Health Care Services	4.8%
Semiconductors	4.4%
Real Estate Services	3.7%
Construction & Engineering	3.6%
Application Software	3.5%
Research & Consulting Services	3.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	97.9%
Other Assets and Liabilities, Net	2.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Elmos Semiconductor SE	4.4%
AZOOM Co. Ltd.	3.7%
Japan Elevator Service Holdings Co. Ltd.	3.5%
Plover Bay Technologies Ltd.	3.4%
Sarantis SA	3.3%
Supply Network Ltd.	3.2%
Vijaya Diagnostic Centre Ltd.	3.1%
Nayax Ltd.	3.1%
ASTA Energy Solutions AG	3.1%
KRN Heat Exchanger & Refrigeration Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Material Fund Change Expenses [Text Block]

Effective January 31, 2026, the Fund reduced its annual management fee from 1.75% to 1.50%, and the Fund’s investment advisor agreed to reduce the contractual operating expense limit on the Fund’s Institutional Class Shares from 1.95% to 1.75% through at least January 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, available on the Fund’s website at wasatchglobal.com or by contacting Wasatch at 800-551-1700. You may make inquiries to the Fund via email at shareholderservice@wasatchfunds.com.

C000214015
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Investor Class
Trading Symbol	WAISX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$61	1.30%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%
AssetsNet	$ 4,008,136
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,008,136
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Aerospace & Defense	8.8%
Construction & Engineering	7.9%
Semiconductor Materials & Equipment	6.1%
Casinos & Gaming	5.0%
Electronic Equipment & Instruments	5.0%
Trading Companies & Distributors	4.5%
Electrical Components & Equipment	4.1%
Oil & Gas Equipment & Services	4.1%
Soft Drinks & Non-Alcoholic Beverages	4.0%
Diversified Real Estate Activities	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.6%
Other Assets and Liabilities, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Lottomatica Group SpA	5.0%
Halma PLC	5.0%
Kraftia Corp.	4.8%
Kongsberg Gruppen ASA	4.7%
BAE Systems PLC	4.2%
TechnipFMC PLC	4.1%
Coca-Cola HBC AG, Class DI	4.0%
Sumitomo Realty & Development Co. Ltd.	3.9%
Jumbo SA	3.9%
Definity Financial Corp.	3.8%

C000214014
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Institutional Class
Trading Symbol	WGISX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$42	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
AssetsNet	$ 4,008,136
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,008,136
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Aerospace & Defense	8.8%
Construction & Engineering	7.9%
Semiconductor Materials & Equipment	6.1%
Casinos & Gaming	5.0%
Electronic Equipment & Instruments	5.0%
Trading Companies & Distributors	4.5%
Electrical Components & Equipment	4.1%
Oil & Gas Equipment & Services	4.1%
Soft Drinks & Non-Alcoholic Beverages	4.0%
Diversified Real Estate Activities	3.9%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	96.6%
Other Assets and Liabilities, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Lottomatica Group SpA	5.0%
Halma PLC	5.0%
Kraftia Corp.	4.8%
Kongsberg Gruppen ASA	4.7%
BAE Systems PLC	4.2%
TechnipFMC PLC	4.1%
Coca-Cola HBC AG, Class DI	4.0%
Sumitomo Realty & Development Co. Ltd.	3.9%
Jumbo SA	3.9%
Definity Financial Corp.	3.8%

C000262951
Shareholder Report [Line Items]
Fund Name	Wasatch International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WASVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$73	1.50%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
AssetsNet	$ 4,265,720
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,265,720
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.5%
Semiconductors	6.8%
Trading Companies & Distributors	6.7%
IT Consulting & Other Services	6.4%
Communications Equipment	5.9%
Construction & Engineering	5.9%
Research & Consulting Services	5.2%
Electronic Equipment & Instruments	3.6%
Asset Management & Custody Banks	3.5%
Electrical Components & Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	93.8%
Other Assets and Liabilities, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	5.9%
Tasmea Ltd.	4.4%
Elmos Semiconductor SE	3.6%
FRP Advisory Group PLC	3.2%
Riverstone Holdings Ltd.	3.0%
BayCurrent, Inc.	2.8%
Marex Group PLC	2.8%
Hill & Smith PLC	2.8%
R&S Group Holding AG	2.6%
ULS Group, Inc.	2.6%

C000262950
Shareholder Report [Line Items]
Fund Name	Wasatch International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGSVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
AssetsNet	$ 4,265,720
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,265,720
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Investment Banking & Brokerage	8.5%
Semiconductors	6.8%
Trading Companies & Distributors	6.7%
IT Consulting & Other Services	6.4%
Communications Equipment	5.9%
Construction & Engineering	5.9%
Research & Consulting Services	5.2%
Electronic Equipment & Instruments	3.6%
Asset Management & Custody Banks	3.5%
Electrical Components & Equipment	3.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	93.8%
Other Assets and Liabilities, Net	6.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Plover Bay Technologies Ltd.	5.9%
Tasmea Ltd.	4.4%
Elmos Semiconductor SE	3.6%
FRP Advisory Group PLC	3.2%
Riverstone Holdings Ltd.	3.0%
BayCurrent, Inc.	2.8%
Marex Group PLC	2.8%
Hill & Smith PLC	2.8%
R&S Group Holding AG	2.6%
ULS Group, Inc.	2.6%

C000255334
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Investor Class
Trading Symbol	WAIVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 17,714,910
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,714,910
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	21.4%
Integrated Oil & Gas	11.8%
Pharmaceuticals	9.1%
Multi-Utilities	5.9%
Tobacco	4.9%
Integrated Telecommunication Services	4.7%
Multi-Line Insurance	3.4%
Real Estate Development	3.0%
Gas Utilities	3.0%
Reinsurance	2.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	3.8%
ING Groep NV	3.6%
Nordea Bank Abp	3.5%
HSBC Holdings PLC	3.5%
AXA SA	3.4%
National Grid PLC	3.4%
Eni SpA	3.2%
Deutsche Telekom AG	3.1%
Sino Land Co. Ltd.	3.0%
Naturgy Energy Group SA	3.0%

C000255335
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Institutional Class
Trading Symbol	WGIVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$48	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
AssetsNet	$ 17,714,910
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,714,910
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Diversified Banks	21.4%
Integrated Oil & Gas	11.8%
Pharmaceuticals	9.1%
Multi-Utilities	5.9%
Tobacco	4.9%
Integrated Telecommunication Services	4.7%
Multi-Line Insurance	3.4%
Real Estate Development	3.0%
Gas Utilities	3.0%
Reinsurance	2.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	100.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
TotalEnergies SE	3.8%
ING Groep NV	3.6%
Nordea Bank Abp	3.5%
HSBC Holdings PLC	3.5%
AXA SA	3.4%
National Grid PLC	3.4%
Eni SpA	3.2%
Deutsche Telekom AG	3.1%
Sino Land Co. Ltd.	3.0%
Naturgy Energy Group SA	3.0%

C000230418
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Investor Class
Trading Symbol	WALSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$125	2.48%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.48%
AssetsNet	$ 35,662,215
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 223,520
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,662,215
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$223,520

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	9.5%
Application Software	8.3%
Health Care Services	7.1%
Research & Consulting Services	6.9%
Managed Health Care	5.5%
Construction Machinery & Heavy Transportation Equipment	4.8%
Health Care Facilities	4.7%
Transaction & Payment Processing Services	4.3%
Regional Banks	4.1%
Life Sciences Tools & Services	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	127.2%
Warrants	0.0%
Other Assets and Liabilities, Net	(27.2%)
Total	100.0%

All tables above exclude securities sold short.

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.5%
RBC Bearings, Inc.	4.9%
Ensign Group, Inc.	4.6%
Kadant, Inc.	4.5%
UL Solutions, Inc., Class A	4.4%
Bank OZK	4.1%
Medpace Holdings, Inc.	4.0%
Fabrinet	3.8%
Everus Construction Group, Inc.	3.7%
Monolithic Power Systems, Inc.	3.7%

C000230419
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Institutional Class
Trading Symbol	WGLSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$112	2.23%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.23%
AssetsNet	$ 35,662,215
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 223,520
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,662,215
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$223,520

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	9.5%
Application Software	8.3%
Health Care Services	7.1%
Research & Consulting Services	6.9%
Managed Health Care	5.5%
Construction Machinery & Heavy Transportation Equipment	4.8%
Health Care Facilities	4.7%
Transaction & Payment Processing Services	4.3%
Regional Banks	4.1%
Life Sciences Tools & Services	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	127.2%
Warrants	0.0%
Other Assets and Liabilities, Net	(27.2%)
Total	100.0%

All tables above exclude securities sold short.

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.5%
RBC Bearings, Inc.	4.9%
Ensign Group, Inc.	4.6%
Kadant, Inc.	4.5%
UL Solutions, Inc., Class A	4.4%
Bank OZK	4.1%
Medpace Holdings, Inc.	4.0%
Fabrinet	3.8%
Everus Construction Group, Inc.	3.7%
Monolithic Power Systems, Inc.	3.7%

C000002503
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Investor Class
Trading Symbol	WMICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$82	1.66%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.66%
AssetsNet	$ 560,235,228
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,559,500
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$560,235,228
# of Portfolio Holdings	59
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,559,500

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Electronic Equipment & Instruments	7.6%
Aerospace & Defense	6.4%
Packaged Foods & Meats	6.1%
Construction & Engineering	5.8%
Education Services	5.6%
Research & Consulting Services	5.2%
Regional Banks	4.4%
Application Software	3.9%
Health Care Services	3.9%
Pharmaceuticals	3.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.7%
Preferred Stocks	1.4%
Warrants	0.0%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Esquire Financial Holdings, Inc.	4.4%
NPK International, Inc.	3.5%
Mama's Creations, Inc.	2.9%
Standex International Corp.	2.9%
Universal Technical Institute, Inc.	2.9%
Lincoln Educational Services Corp.	2.7%
Willdan Group, Inc.	2.7%
XPEL, Inc.	2.7%
Pennant Group, Inc.	2.6%
Red Violet, Inc.	2.6%

C000217855
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	WGICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$79	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
AssetsNet	$ 560,235,228
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 4,559,500
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$560,235,228
# of Portfolio Holdings	59
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,559,500

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Electronic Equipment & Instruments	7.6%
Aerospace & Defense	6.4%
Packaged Foods & Meats	6.1%
Construction & Engineering	5.8%
Education Services	5.6%
Research & Consulting Services	5.2%
Regional Banks	4.4%
Application Software	3.9%
Health Care Services	3.9%
Pharmaceuticals	3.8%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.7%
Preferred Stocks	1.4%
Warrants	0.0%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Esquire Financial Holdings, Inc.	4.4%
NPK International, Inc.	3.5%
Mama's Creations, Inc.	2.9%
Standex International Corp.	2.9%
Universal Technical Institute, Inc.	2.9%
Lincoln Educational Services Corp.	2.7%
Willdan Group, Inc.	2.7%
XPEL, Inc.	2.7%
Pennant Group, Inc.	2.6%
Red Violet, Inc.	2.6%

C000002504
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Investor Class
Trading Symbol	WAMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$83	1.68%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 317,844,203
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,580,189
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$317,844,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,580,189

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	8.1%
Construction & Engineering	7.1%
Regional Banks	5.7%
Property & Casualty Insurance	5.3%
Research & Consulting Services	5.1%
Electronic Equipment & Instruments	4.7%
Application Software	4.6%
Investment Banking & Brokerage	4.3%
Aerospace & Defense	4.3%
Packaged Foods & Meats	4.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Digi International, Inc.	3.5%
NPK International, Inc.	3.5%
DXP Enterprises, Inc.	2.9%
Red Violet, Inc.	2.9%
Standex International Corp.	2.8%
Lincoln Educational Services Corp.	2.8%
Chefs' Warehouse, Inc.	2.7%
Mama's Creations, Inc.	2.6%
Axogen, Inc.	2.5%
Bel Fuse, Inc., Class B	2.5%

C000217856
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$79	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
AssetsNet	$ 317,844,203
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,580,189
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$317,844,203
# of Portfolio Holdings	61
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,580,189

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Trading Companies & Distributors	8.1%
Construction & Engineering	7.1%
Regional Banks	5.7%
Property & Casualty Insurance	5.3%
Research & Consulting Services	5.1%
Electronic Equipment & Instruments	4.7%
Application Software	4.6%
Investment Banking & Brokerage	4.3%
Aerospace & Defense	4.3%
Packaged Foods & Meats	4.2%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Digi International, Inc.	3.5%
NPK International, Inc.	3.5%
DXP Enterprises, Inc.	2.9%
Red Violet, Inc.	2.9%
Standex International Corp.	2.8%
Lincoln Educational Services Corp.	2.8%
Chefs' Warehouse, Inc.	2.7%
Mama's Creations, Inc.	2.6%
Axogen, Inc.	2.5%
Bel Fuse, Inc., Class B	2.5%

C000002505
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WAAEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.17%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
AssetsNet	$ 1,196,653,924
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,156,589
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,196,653,924
# of Portfolio Holdings	43
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$7,156,589

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Construction & Engineering	8.1%
Semiconductor Materials & Equipment	6.6%
Broadline Retail	6.5%
Application Software	6.2%
Health Care Services	5.2%
Managed Health Care	4.8%
Transaction & Payment Processing Services	4.6%
Life Sciences Tools & Services	4.6%
Industrial Machinery & Supplies & Components	4.4%
Health Care Facilities	4.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.8%
RBC Bearings, Inc.	4.4%
Ensign Group, Inc.	4.4%
SiteOne Landscape Supply, Inc.	4.3%
Medpace Holdings, Inc.	3.6%
Camtek Ltd.	3.4%
Fabrinet	3.3%
PJT Partners, Inc., Class A	3.3%
Nova Ltd.	3.2%
Everus Construction Group, Inc.	3.1%

C000166038
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WIAEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,196,653,924
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,156,589
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,196,653,924
# of Portfolio Holdings	43
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$7,156,589

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Construction & Engineering	8.1%
Semiconductor Materials & Equipment	6.6%
Broadline Retail	6.5%
Application Software	6.2%
Health Care Services	5.2%
Managed Health Care	4.8%
Transaction & Payment Processing Services	4.6%
Life Sciences Tools & Services	4.6%
Industrial Machinery & Supplies & Components	4.4%
Health Care Facilities	4.4%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	98.4%
Preferred Stocks	1.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.8%
RBC Bearings, Inc.	4.4%
Ensign Group, Inc.	4.4%
SiteOne Landscape Supply, Inc.	4.3%
Medpace Holdings, Inc.	3.6%
Camtek Ltd.	3.4%
Fabrinet	3.3%
PJT Partners, Inc., Class A	3.3%
Nova Ltd.	3.2%
Everus Construction Group, Inc.	3.1%

C000002496
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WMCVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$58	1.18%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
AssetsNet	$ 1,316,020,187
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 7,077,184
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,316,020,187
# of Portfolio Holdings	57
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,077,184

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.0%
Regional Banks	6.7%
Building Products	5.8%
Asset Management & Custody Banks	5.0%
Electronic Manufacturing Services	4.2%
Construction Machinery & Heavy Transportation Equipment	4.0%
Semiconductor Materials & Equipment	3.6%
Education Services	3.4%
Specialized Consumer Services	3.1%
Life Sciences Tools & Services	2.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Kadant, Inc.	3.0%
Bank OZK	2.9%
Allison Transmission Holdings, Inc.	2.8%
Medpace Holdings, Inc.	2.7%
Moelis & Co., Class A	2.7%
CTS Corp.	2.6%
HealthEquity, Inc.	2.5%
UFP Industries, Inc.	2.5%
Standex International Corp.	2.5%
Ensign Group, Inc.	2.4%

C000110017
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WICVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$52	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,316,020,187
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 7,077,184
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,316,020,187
# of Portfolio Holdings	57
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,077,184

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Industrial Machinery & Supplies & Components	11.0%
Regional Banks	6.7%
Building Products	5.8%
Asset Management & Custody Banks	5.0%
Electronic Manufacturing Services	4.2%
Construction Machinery & Heavy Transportation Equipment	4.0%
Semiconductor Materials & Equipment	3.6%
Education Services	3.4%
Specialized Consumer Services	3.1%
Life Sciences Tools & Services	2.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
Kadant, Inc.	3.0%
Bank OZK	2.9%
Allison Transmission Holdings, Inc.	2.8%
Medpace Holdings, Inc.	2.7%
Moelis & Co., Class A	2.7%
CTS Corp.	2.6%
HealthEquity, Inc.	2.5%
UFP Industries, Inc.	2.5%
Standex International Corp.	2.5%
Ensign Group, Inc.	2.4%

C000002497
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Investor Class
Trading Symbol	WAMCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$63	1.26%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
AssetsNet	$ 402,124,934
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,329,184
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$402,124,934
# of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,329,184

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductor Materials & Equipment	13.2%
Biotechnology	10.3%
Health Care Equipment	7.7%
Pharmaceuticals	5.5%
Managed Health Care	4.7%
Packaged Foods & Meats	4.5%
Broadline Retail	4.3%
Application Software	4.1%
Industrial Machinery & Supplies & Components	3.8%
Transaction & Payment Processing Services	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	2.9%
Warrants	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.7%
Freshpet, Inc.	4.5%
PDF Solutions, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Casella Waste Systems, Inc., Class A	3.5%
Kulicke & Soffa Industries, Inc.	3.0%
Johnnie-O Holdings, Inc., 0.00%	2.9%
Fabrinet	2.9%
JFrog Ltd.	2.7%
Camtek Ltd.	2.6%

C000217854
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Institutional Class
Trading Symbol	WGMCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.06%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 402,124,934
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,329,184
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$402,124,934
# of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,329,184

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Semiconductor Materials & Equipment	13.2%
Biotechnology	10.3%
Health Care Equipment	7.7%
Pharmaceuticals	5.5%
Managed Health Care	4.7%
Packaged Foods & Meats	4.5%
Broadline Retail	4.3%
Application Software	4.1%
Industrial Machinery & Supplies & Components	3.8%
Transaction & Payment Processing Services	3.7%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	2.9%
Warrants	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	4.7%
Freshpet, Inc.	4.5%
PDF Solutions, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Casella Waste Systems, Inc., Class A	3.5%
Kulicke & Soffa Industries, Inc.	3.0%
Johnnie-O Holdings, Inc., 0.00%	2.9%
Fabrinet	2.9%
JFrog Ltd.	2.7%
Camtek Ltd.	2.6%

C000236276
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Investor Class
Trading Symbol	WAUSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$48	1.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%
AssetsNet	$ 16,164,378
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,582
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,164,378
# of Portfolio Holdings	31
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,582

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Application Software	10.4%
Semiconductor Materials & Equipment	7.2%
Managed Health Care	5.7%
Life Sciences Tools & Services	5.6%
Building Products	5.3%
Aerospace & Defense	5.1%
Research & Consulting Services	4.2%
Cargo Ground Transportation	4.1%
Health Care Facilities	4.0%
Household Appliances	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.7%
UL Solutions, Inc., Class A	4.2%
Saia, Inc.	4.1%
Ensign Group, Inc.	4.0%
SharkNinja, Inc.	4.0%
Everus Construction Group, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Rollins, Inc.	3.8%
Camtek Ltd.	3.8%
Fabrinet	3.6%

C000236277
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Institutional Class
Trading Symbol	WGUSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$41	0.87%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
AssetsNet	$ 16,164,378
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,582
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,164,378
# of Portfolio Holdings	31
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,582

Holdings [Text Block]

Top 10 Industries (%)

Table Summary
Industry	Value
Application Software	10.4%
Semiconductor Materials & Equipment	7.2%
Managed Health Care	5.7%
Life Sciences Tools & Services	5.6%
Building Products	5.3%
Aerospace & Defense	5.1%
Research & Consulting Services	4.2%
Cargo Ground Transportation	4.1%
Health Care Facilities	4.0%
Household Appliances	4.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
Common Stocks	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Table Summary
Top 10	Value
HealthEquity, Inc.	5.7%
UL Solutions, Inc., Class A	4.2%
Saia, Inc.	4.1%
Ensign Group, Inc.	4.0%
SharkNinja, Inc.	4.0%
Everus Construction Group, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Rollins, Inc.	3.8%
Camtek Ltd.	3.8%
Fabrinet	3.6%

C000002500
Shareholder Report [Line Items]
Fund Name	Wasatch-Hoisington U.S. Treasury Fund
Class Name	Single Class
Trading Symbol	WHOSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Email	shareholderservice@wasatchfunds.com
Additional Information Website	wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Wasatch-Hoisington U.S. Treasury Fund	$37	0.75%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 114,318,944
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 327,548
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$114,318,944
# of Portfolio Holdings	3
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$327,548

Holdings [Text Block]

Top Industries (%)

Table Summary
Industry	Value
Sovereign	97.0%

Portfolio Compositions (%)

Table Summary
Asset Type	Value
U.S. Government Obligations	97.0%
Other Assets and Liabilities, Net	3.0%
Total	100.0%

Largest Holdings [Text Block]	Top Holdings (%)
Table Summary
Top 10	Value
U.S. Treasury Note, 3.750%, due 2/28/33	52.2%
U.S. Treasury Note, 3.375%, due 2/29/28	22.6%
U.S. Treasury Note, 3.500%, due 2/28/31	22.3%